CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	Dec. 31, 2025
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Acquisition of non-controlling interest (percent)	49.00%